SUBSEQUENT EVENT	12 Months Ended
Dec. 31, 2020
SUBSEQUENT EVENT
23. SUBSEQUENT EVENT
On February 9, 2021, our Board of Directors approved an increase to the quarterly cash dividend per share of Common and Class B common stock to $1.95 per share from $1.775 per share, beginning with the dividend that will be paid in April 2021.